Share-Based Incentive Compenstaion (details) - Cost Recognition - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation
Total compensation cost recognized in earnings for all share-based incentive compensation awards	$ 155	$ 141	$ 138
Tax benefit recognized in earnings related to compensation costs	52	47	47
Total unrecognized compensation cost related to all nonvested share-based incentive compensation awards	$ 124
Weighted-average period of recognition for unrecognized compensation cost (in years)	1 year 8 months 12 days
Cash received from the exercise of employee stock options under share-based compensation plans	$ 332	183	195
Tax benefit for tax deductions from employee stock options	$ 58	41
Minimum [Member]
Share-based compensation
Estimated annual forfeiture rate reflected in share-based compensation cost (percent)	3.00%
Maxiumum [Member]
Share-based compensation
Estimated annual forfeiture rate reflected in share-based compensation cost (percent)	4.00%
Performance shares [Member]
Share-based compensation
Estimated attainment of performance shares at grant date (percent)	100.00%
Compensation cost adjustments for the updated estimate of performance shares due to attaining certain performance levels	$ 11	$ 8	$ 14